Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the compensation of our Principal Executive Officers (“PEOs”) and non-PEO NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

	Summary Compensation Table Total for PEO (Kenney) ($) (1)	Summary Compensation Table Total for PEO (Lyons) ($) (1)	Compensation Actually Paid to PEO (Kenney) ($) (1)	Compensation Actually Paid to PEO (Lyons) ($) (1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)	Value of Initial Fixed $100 Investment Based on:		Net Income ($, in millions)	Net Income, excluding tax adjustments and other items (non-GAAP) ($, in millions)
Year							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (2)

2022	6,120,956	4,559,380	(2,085,538)	4,463,028	1,909,348	1,434,592	137.55	123.10	155.923	217.694

2021	7,464,484	–	8,822,603	–	2,150,242	2,418,007	132.04	141.70	143.093	182.186

2020	7,286,765	–	6,085,390	–	2,230,205	1,665,757	103.21	113.61	151.306	162.515

(1)
Amounts represent compensation actually paid to our PEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO(s)	Non-PEO NEOs

2022	Robert C. Lyons; Brian A. Kenney (a)	Thomas A. Ellman, Deborah A. Golden, Kim Nero, N. Gokce Tezel, Paul F. Titterton and Robert A. Zmudka

2021	Brian A. Kenney	Thomas A. Ellman, Robert C. Lyons, Deborah A. Golden and N. Gokce Tezel

2020	Brian A. Kenney	Thomas A. Ellman, Robert C. Lyons, Deborah A. Golden and N. Gokce Tezel

(a)	Effective April 22, 2022, Mr. Lyons was appointed as our President and Chief Executive Officer upon the retirement of Mr. Kenney.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020		2021		2022

Adjustments (a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Kenney)	PEO (Lyons)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,711,680)	($672,742)	($4,732,100)	($819,143)	($5,119,282)	($3,096,428)	($802,187)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,033,698	$731,108	$5,215,423	$902,825	$724,813	$3,188,799	$623,923

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	N/A	N/A	N/A	N/A	$682,021	N/A	$18,517

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($751,099)	($134,477)	($250,914)	($47,142)	($1,099,553)	($451,230)	($395,281)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$558,613	$98,045	$1,142,195	$230,193	$319,898	$77,046	$139,484

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	N/A	N/A	N/A	N/A	($3,603,913)	N/A	($97,972)

Increase based on Incremental Fair Value of Options Modified during Applicable FY	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	($1,716,441)	($711,706)	($467,804)	($157,910)	($250,696)	N/A	($63,023)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$385,534	$128,325	$451,318	$158,942	$140,217	$185,460	$101,783

TOTAL ADJUSTMENTS	($1,201,375)	($564,448)	$1,358,118	$267,766	($8,206,494)	($96,353)	($474,756)

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our common stock on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon
bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with Accounting Standards Codification Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P MidCap 400 Index (the “Peer Group”).

Company Selected Measure Name	Net income, excluding tax adjustments and other items (non-GAAP)
Named Executive Officers, Footnote [Text Block]

Year	PEO(s)	Non-PEO NEOs

2022	Robert C. Lyons; Brian A. Kenney (a)	Thomas A. Ellman, Deborah A. Golden, Kim Nero, N. Gokce Tezel, Paul F. Titterton and Robert A. Zmudka

2021	Brian A. Kenney	Thomas A. Ellman, Robert C. Lyons, Deborah A. Golden and N. Gokce Tezel

2020	Brian A. Kenney	Thomas A. Ellman, Robert C. Lyons, Deborah A. Golden and N. Gokce Tezel

(a)	Effective April 22, 2022, Mr. Lyons was appointed as our President and Chief Executive Officer upon the retirement of Mr. Kenney.

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P MidCap 400 Index (the “Peer Group”).
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020		2021		2022

Adjustments (a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Kenney)	PEO (Lyons)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,711,680)	($672,742)	($4,732,100)	($819,143)	($5,119,282)	($3,096,428)	($802,187)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,033,698	$731,108	$5,215,423	$902,825	$724,813	$3,188,799	$623,923

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	N/A	N/A	N/A	N/A	$682,021	N/A	$18,517

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($751,099)	($134,477)	($250,914)	($47,142)	($1,099,553)	($451,230)	($395,281)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$558,613	$98,045	$1,142,195	$230,193	$319,898	$77,046	$139,484

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	N/A	N/A	N/A	N/A	($3,603,913)	N/A	($97,972)

Increase based on Incremental Fair Value of Options Modified during Applicable FY	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	($1,716,441)	($711,706)	($467,804)	($157,910)	($250,696)	N/A	($63,023)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$385,534	$128,325	$451,318	$158,942	$140,217	$185,460	$101,783

TOTAL ADJUSTMENTS	($1,201,375)	($564,448)	$1,358,118	$267,766	($8,206,494)	($96,353)	($474,756)

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our common stock on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon
bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with Accounting Standards Codification Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 1,909,348	$ 2,150,242	$ 2,230,205
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,434,592	2,418,007	1,665,757
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year (“FY”), as adjusted as follows:

	2020		2021		2022

Adjustments (a)	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO (Kenney)	PEO (Lyons)	Average Non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	($3,711,680)	($672,742)	($4,732,100)	($819,143)	($5,119,282)	($3,096,428)	($802,187)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$4,033,698	$731,108	$5,215,423	$902,825	$724,813	$3,188,799	$623,923

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	N/A	N/A	N/A	N/A	$682,021	N/A	$18,517

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	($751,099)	($134,477)	($250,914)	($47,142)	($1,099,553)	($451,230)	($395,281)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$558,613	$98,045	$1,142,195	$230,193	$319,898	$77,046	$139,484

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	N/A	N/A	N/A	N/A	($3,603,913)	N/A	($97,972)

Increase based on Incremental Fair Value of Options Modified during Applicable FY	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	($1,716,441)	($711,706)	($467,804)	($157,910)	($250,696)	N/A	($63,023)

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	$385,534	$128,325	$451,318	$158,942	$140,217	$185,460	$101,783

TOTAL ADJUSTMENTS	($1,201,375)	($564,448)	$1,358,118	$267,766	($8,206,494)	($96,353)	($474,756)

(a)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for performance stock units (and RSUs, if any), the average of the high and low values of our common stock on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting date(s) multiplied by the probability of achievement as of the applicable date, and (2) for stock options, a value derived using the Black-Scholes option pricing model and the present value of dividends we expect to pay over the expected term of the award as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value of such stock options for financial statement purposes modified to obtain the values as of the relevant valuation dates. The Black-Scholes option pricing model assumptions were determined as follows: a) the average of the high and low values of our common stock on the applicable valuation date as of the current market price, b) in the case of in the money options, an expected term equal to the original ratio of expected term relative to the seven-year contractual term multiplied times the remaining term as of the applicable valuation date, and in the case of underwater stock options, an expected term set equal to the remaining term of the award, c) volatility based on the historical volatility of our stock price over a period equal to the expected term, and d) risk-free interest rates based on the implied yield on recently-issued U.S. Treasury zero-coupon
bonds with a term comparable to the expected term. In all cases, these amounts were calculated in accordance with Accounting Standards Codification Topic No. 718, Compensation – Stock Compensation. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to the Company’s audited financial statements contained in the Company’s Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Net income, excluding tax adjustments and other items (non-GAAP)

•	Three-year cumulative investment volume

•	Three-year average LTI-adjusted return on equity (non-GAAP)

Total Shareholder Return Amount	$ 137.55	132.04	103.21
Peer Group Total Shareholder Return Amount	123.1	141.7	113.61
Net Income (Loss)	$ 155,923,000	$ 143,093,000.000	$ 151,306,000
Company Selected Measure Amount	217,694	182,186	162,515
Value Of Initial Fixed Investment Based On Total Shareholder Return	$ 100
Value Of Initial Fixed Investment Based On Peer Group Total Shareholder Return	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net income, excluding tax adjustments and other items (non-GAAP)
Non-GAAP Measure Description [Text Block]	Net income, excluding tax adjustments and other items (non-GAAP), and three-year average LTI-adjusted return on equity are non-GAAP measures. For a reconciliation of these non-GAAP measures to the most comparable GAAP measures, please see
Exhibit B
	to this Proxy Statement. Investment volume is a GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Three-year cumulative investment volume
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Three-year average LTI-adjusted return on equity (non-GAAP)
Robert C. Lyons [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,559,380
PEO Actually Paid Compensation Amount	$ 4,463,028
PEO Name	Robert C. Lyons
Brian A. Kenney [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,120,956	$ 7,464,484	$ 7,286,765
PEO Actually Paid Compensation Amount	$ (2,085,538)	8,822,603	6,085,390
PEO Name	Brian A. Kenney
PEO [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,732,100	3,711,680
PEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,215,423	4,033,698
PEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		250,914	751,099
PEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,142,195	558,613
PEO [Member] | Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		467,804	1,716,441
PEO [Member] | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		451,318	385,534
PEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,358,118	1,201,375
PEO [Member] | Robert C. Lyons [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,096,428
PEO [Member] | Robert C. Lyons [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,188,799
PEO [Member] | Robert C. Lyons [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	451,230
PEO [Member] | Robert C. Lyons [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,046
PEO [Member] | Robert C. Lyons [Member] | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	185,460
PEO [Member] | Robert C. Lyons [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	96,353
PEO [Member] | Brian A. Kenney [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,119,282
PEO [Member] | Brian A. Kenney [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	724,813
PEO [Member] | Brian A. Kenney [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	682,021
PEO [Member] | Brian A. Kenney [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,099,553
PEO [Member] | Brian A. Kenney [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	319,898
PEO [Member] | Brian A. Kenney [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,603,913
PEO [Member] | Brian A. Kenney [Member] | Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	250,696
PEO [Member] | Brian A. Kenney [Member] | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	140,217
PEO [Member] | Brian A. Kenney [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,206,494
Non-PEO NEO [Member] | Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	802,187	819,143	672,742
Non-PEO NEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	623,923	902,825	731,108
Non-PEO NEO [Member] | Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,517
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	395,281	47,142	134,477
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	139,484	230,193	98,045
Non-PEO NEO [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,972
Non-PEO NEO [Member] | Change in the Actuarial Present Values reported under the Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	63,023	157,910	711,706
Non-PEO NEO [Member] | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	101,783	158,942	128,325
Non-PEO NEO [Member] | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 474,756	$ 267,766	$ 564,448